Events after Reporting Period (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Public Bonds Issued After Reporting Period
The Group has issued the following bonds since the end of the reporting period
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Type	Issued date	Face value (In millions of Korean won)		Interest rate	Redemption date
The 194-1st Public bond	Jan. 27, 2021	￦	130,000	1.13%	Jan. 26, 2024
The 194-2nd Public bond	Jan. 27, 2021		140,000	1.45%	Jan. 27, 2026
The 194-3rd Public bond	Jan. 27, 2021		50,000	1.85%	Jan. 27, 2031
The 194-4th Public bond	Jan. 27, 2021		80,000	1.98%	Jan. 25, 2041